Jody M. Walker
                            Attorney-At-Law
                        7841 South Garfield Way
                         Centennial, CO 80122
Telephone: 303-850-7637                         Facsimile: 303-220-9902
                       jmwalker85@earthlink.net


                           December 5, 2006
Terence O'Brien
Securities and Exchange Commission
450 5th St. N.W.
Washington, D.C. 20549
202-551-3355

Re:   Creative Beauty Supply of New Jersey Corp.
      File No. 0-50773
      Amendment 1 to
      Annual Report on Form 10ksb for the year ended
        December 31, 2005

Ms. McGuirk:

Based on the comment letter dated May 10, 2007, please note the following.

Report of Independent Registered Accounting Firm, page 18

1. The opinion paragraph of the audit report refers to the balance sheet as of December 31, 2005, as well as the other financial statements for the years ending December 31, 2005 and 2004.

The audit report has been revised in the amendment 1 to Form
10KSB to correct the typographical error.

Thank you for your prompt attention to this matter.   Please do not
hesitate to contact me if you have any questions regarding the above.

Very truly yours,


/s/Jody M. Walker
----------------------------
Jody M. Walker
Attorney At Law